Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Commitments [Line Items]
Commitments to extend credit	¥ 3,238,123	¥ 3,105,611
Commitments to invest	25,677	31,989
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	2,038,836	1,724,901
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 1,199,287	¥ 1,380,710